Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2015
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2014 and 2015 are as follows:

March 31, 2014

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥43,228	0.5%
Short-term debt outside Japan, mainly from banks	164,110	3.2
Commercial paper in Japan	89,958	0.2
Commercial paper outside Japan	11,035	3.9

	¥308,331	2.0

March 31, 2015

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥16,778	0.5%
Short-term debt outside Japan, mainly from banks	178,386	2.4
Commercial paper in Japan	78,072	0.2
Commercial paper outside Japan	11,549	4.0

	¥284,785	1.7

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2014 and 2015 are as follows:

March 31, 2014

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2015~2030	¥415,709	2.3%
Floating rate	2015~2030	1,469,886	1.1
Insurance companies and others:
Fixed rate	2015~2024	287,403	1.4
Floating rate	2017~2028	251,021	0.7
Unsecured bonds	2015~2024	1,128,788	1.9
Unsecured notes under medium-term note program	2016~2018	46,034	3.2
Payables under securitized lease receivables	2018~2019	122,723	0.8
Payables under securitized loan receivables and investment in securities	2018~2040	131,104	4.1

		¥3,852,668	1.6

March 31, 2015

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2016~2031	¥485,910	1.7%
Floating rate	2016~2032	1,622,729	1.0
Insurance companies and others:
Fixed rate	2016~2025	328,639	1.2
Floating rate	2017~2028	250,156	0.7
Unsecured bonds	2016~2025	1,118,766	1.8
Unsecured notes under medium-term note program	2016~2018	35,110	2.9
Payables under securitized lease receivables	2020~2021	157,773	0.5
Payables under securitized loan receivables and investment in securities	2018~2039	133,862	3.2

		¥4,132,945	1.4

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2015 is as follows:

Years ending March 31,	Millions of yen
2016	¥881,008
2017	849,118
2018	734,977
2019	535,961
2020	371,797
Thereafter	760,084

Total	¥4,132,945

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2015:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥95,883
Investment in securities	162,239
Property under Facility Operations	19,308
Other assets and other	39,118

¥316,548